Other Operating Expenses	12 Months Ended
Dec. 31, 2018
Other Operating Expenses [Abstract]
Other Operating Expenses

20.  Other Operating Expenses

	December 31,
	2018	2017	2016
Litigation settlement	$796	$84,476	$-
Loss on disposal of property and equipment	504	5,266	-
Program closure expenses	-	1,138	-
Retirement expenses	-	-	4,491
Total other operating expenses	$1,300	$90,880	$4,491

During 2017, the Company recorded $84.5 million related to the Settlement Agreement and a related qui tam case.  See footnote 17 for further discussion.  The company recorded $5.3 million related to the loss on the sale of transportation equipment.  Also during 2017, the Company recorded $1.1 million related to the closure of three Alabama programs at VITAS.

During 2016, the Company recorded early retirement related costs and accelerated stock-based compensation expense of approximately $4.5 million related to the early retirement of VITAS’ former Chief Executive Officer.  The costs were calculated in accordance with the terms of this employment agreement.